Property, Plant and Equipment, and Fixed Assets - Construction in Process	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment, and Asset Impairment
Property, Plant and Equipment, and Fixed Assets - Construction in Process

Note 6 – Property, Plant and Equipment, and Asset Impairment

At September 30, 2024, and December 31, 2023, property, plant and equipment consisted of the following:

	Estimated Useful	September 30,	December 31,
($ in thousands)	Life (in years)	2024	2023
Leasehold improvements	9	7,694	7,694
Construction in process	N/A	—	29
Total property, plant and equipment		7,694	7,723
Less: impairment loss		(2,176)	—
Less: accumulated depreciation		(5,097)	(4,476)
Property, plant and equipment, net		$421	$3,247

Depreciation expense for the three months ended September 30, 2024 and 2023, was approximately $0.1 million and $0.3 million, respectively, and was recorded in research and development expense in the Unaudited Statements of Operations. Depreciation expense for the nine months ended September 30, 2024 and 2023, was approximately $0.6 million and $1.6 million, respectively, and was recorded in research and development expense in the Unaudited Statements of Operations.

Impairment of Long-Lived Assets

During the second quarter of fiscal year 2024, the Company concluded it had a triggering event requiring assessment of impairment for certain leasehold improvements and the related right-of-use asset. The Company assessed the carrying value of the asset group consisting of the leasehold improvements and right-of-use asset in accordance with ASC 360, given the significant changes to the Company’s operations, operating cash and the repurchase of equipment. The assessment of the recoverability of the asset group concluded that there was impairment on the carrying value of the asset group of approximately $2.6 million, which was allocated on a pro rata basis using the relative carrying amounts of the assets. Approximately $2.2 million of the impairment loss was allocated to the leasehold improvements, with the remaining $0.4 million allocated to the right-of-use asset.

Note 5 – Property, Plant and Equipment, and Fixed Assets – Construction in Process

On May 18, 2023, the Company entered into an Asset Purchase Agreement with uBriGene (Boston) Biosciences, Inc. (“uBriGene”), as amended by a first amendment thereto, dated as of June 29, 2023, and further amended by a second amendment thereto, dated as of July 28, 2023,  pursuant to which the Company has agreed, subject to the terms and conditions therein, to sell its leasehold interest in its cell processing facility located in Worcester, Massachusetts (the “Facility”) and associated assets relating to the manufacturing and production of cell and gene therapies at the Facility to uBriGene. On July 28, 2023, the Company completed the sale of the assets relating to the manufacturing and production of cell and gene therapies at the Facility.

In connection with the sale of such assets, the Company received base proceeds of $6.0 million for the assets and lab supplies on-hand as of the transaction date. Based on the fair value of the consideration received and the relative fair value allocation of the consideration, the Company recorded a gain of $1.5 million in the Statements of Operations, for the year ended December 31, 2023. The Company recorded approximately $0.2 million of the consideration as deferred income, which will be recognized upon the transfer of the lease. The Company will record adjustments to the fair value of the potential future consideration each reporting period, prospectively.

Mustang’s property, plant and equipment consisted of the following:

	Estimated Useful	December 31,	December 31,
($ in thousands)	Life (in years)	2023	2022
Computer equipment	3	$—	$145
Furniture and fixtures	5	—	370
Machinery and equipment	5	—	8,632
Leasehold improvements	9	7,694	7,694
Total property, plant and equipment		7,694	16,841
Less: accumulated depreciation		(4,476)	(8,401)
Property, plant and equipment, net		$3,218	$8,440

Depreciation expense for the years ended December 31, 2023 and 2022, was approximately $1.9 million and $2.7 million, respectively, and was recorded in research and development expense in the Statements of Operations.

Fixed assets – construction in process primarily reflects buildout costs and equipment that have not yet been placed into service. For the years ended December 31, 2023, and 2022, fixed assets – construction in process was approximately $29,000 and $1.0 million, respectively.